SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 34,916	$ 33,351	$ 35,139
Long-lived assets	15,744	16,568
North America [Member]
Revenues	15,902	17,520	17,251
Europe [Member]
Revenues	8,913	9,052	11,004
Long-lived assets	1,068	1,038
APAC [Member]
Revenues	8,387	5,267	6,476
South And Latin America [Member]
Revenues	1,296	1,322	391
Israel [Member]
Revenues	317	0	0
Long-lived assets	154	81
Others [Member]
Revenues	101	190	$ 17
Long-lived assets	42	41
USA [Member]
Long-lived assets	1,816	1,980
Canada [Member]
Long-lived assets	$ 12,664	$ 13,428